Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	107 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Aspiration Redwood Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	23.09%	12.01%	11.94%
Without Sales Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		25.09%	14.01%	13.94%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		36.35%	15.98%	14.37%

[1]	Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the 'Advisor') and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund. The Average Annual Total Returns with a maximum assumed contributed reduction is calculated assuming a maximum advisory fee of 2% is paid by an investor to the Advisor.